SHARE CAPITAL	12 Months Ended
Dec. 31, 2016
SHARE CAPITAL
SHARE CAPITAL

21.   SHARE CAPITAL

The authorized share capital of the Company consists of an unlimited number of common shares with no par value and an unlimited number of preference shares.

COMMON SHARES

	2016		2015		2014
	Number		Number		Number
December 31,	of Shares	Amount	of Shares	Amount	of Shares	Amount
(millions of Canadian dollars; number of common shares in millions)
Balance at beginning of year	868	7,391	852	6,669	831	5,744
Common shares issued1	56	2,241	-	-	9	446
Dividend Reinvestment and Share Purchase Plan (DRIP)	16	795	12	646	9	428
Shares issued on exercise of stock options	3	65	4	76	3	51

Balance at end of year	943	10,492	868	7,391	852	6,669

1Gross proceeds - $2,300 million (2015 - nil; 2014 - $460 million); net issuance costs - $59 million (2015 - nil; 2014 - $14 million).

PREFERENCE SHARES

	2016		2015		2014
	Number		Number		Number
December 31,	of Shares	Amount	of Shares	Amount	of Shares	Amount
(millions of Canadian dollars; number of preference shares in millions)
Preference Shares, Series A	5	125	5	125	5	125
Preference Shares, Series B	20	500	20	500	20	500
Preference Shares, Series D	18	450	18	450	18	450
Preference Shares, Series F	20	500	20	500	20	500
Preference Shares, Series H	14	350	14	350	14	350
Preference Shares, Series J	8	199	8	199	8	199
Preference Shares, Series L	16	411	16	411	16	411
Preference Shares, Series N	18	450	18	450	18	450
Preference Shares, Series P	16	400	16	400	16	400
Preference Shares, Series R	16	400	16	400	16	400
Preference Shares, Series 1	16	411	16	411	16	411
Preference Shares, Series 3	24	600	24	600	24	600
Preference Shares, Series 5	8	206	8	206	8	206
Preference Shares, Series 7	10	250	10	250	10	250
Preference Shares, Series 9	11	275	11	275	11	275
Preference Shares, Series 11	20	500	20	500	20	500
Preference Shares, Series 13	14	350	14	350	14	350
Preference Shares, Series 15	11	275	11	275	11	275
Preference Shares, Series 17	30	750	-	-	-	-
Issuance costs		(147)		(137)		(137)

Balance at end of year		7,255		6,515		6,515

Characteristics of the preference shares are as follows:

			Per Share Base	Redemption and	Right to
	Initial		Redemption	Conversion	Convert
	Yield	Dividend1	Value2	Option Date2,3	Into3,4
(Canadian dollars unless otherwise stated)
Preference Shares, Series A	5.50%	$ 1.375	$ 25	-	-
Preference Shares, Series B	4.00%	$ 1.000	$ 25	June 1, 2017	Series C
Preference Shares, Series D	4.00%	$ 1.000	$ 25	March 1, 2018	Series E
Preference Shares, Series F	4.00%	$ 1.000	$ 25	June 1, 2018	Series G
Preference Shares, Series H	4.00%	$ 1.000	$ 25	September 1, 2018	Series I
Preference Shares, Series J	4.00%	US$1.000	US$25	June 1, 2017	Series K
Preference Shares, Series L	4.00%	US$1.000	US$25	September 1, 2017	Series M
Preference Shares, Series N	4.00%	$ 1.000	$ 25	December 1, 2018	Series O
Preference Shares, Series P	4.00%	$ 1.000	$ 25	March 1, 2019	Series Q
Preference Shares, Series R	4.00%	$ 1.000	$ 25	June 1, 2019	Series S
Preference Shares, Series 1	4.00%	US$1.000	US$25	June 1, 2018	Series 2
Preference Shares, Series 3	4.00%	$ 1.000	$ 25	September 1, 2019	Series 4
Preference Shares, Series 5	4.40%	US$1.100	US$25	March 1, 2019	Series 6
Preference Shares, Series 7	4.40%	$ 1.100	$ 25	March 1, 2019	Series 8
Preference Shares, Series 9	4.40%	$ 1.100	$ 25	December 1, 2019	Series 10
Preference Shares, Series 11	4.40%	$ 1.100	$ 25	March 1, 2020	Series 12
Preference Shares, Series 13	4.40%	$ 1.100	$ 25	June 1, 2020	Series 14
Preference Shares, Series 15	4.40%	$ 1.100	$ 25	September 1, 2020	Series 16
Preference Shares, Series 17	5.15%	$ 1.288	$ 25	March 1, 2022	Series 18

1

The holder is entitled to receive a fixed, cumulative, quarterly preferential dividend, as declared by the Board. With the exception of Series A Preference Shares, such fixed dividend rate resets every five years beginning on the initial redemption and conversion option date. The Series 17 Preference Shares contain a feature where the fixed dividend rate, when reset every five years, will not be less than 5.15%. No other series of Preference Shares has this feature.

2

Preference Shares, Series A may be redeemed any time at the Company’s option. For all other series of Preference Shares, the Company, may at its option, redeem all or a portion of the outstanding Preference Shares for the Base Redemption Value per share plus all accrued and unpaid dividends on the Redemption Option Date and on every fifth anniversary thereafter.

3

The holder will have the right, subject to certain conditions, to convert their shares into Cumulative Redeemable Preference Shares of a specified series on a one-for-one basis on the Conversion Option Date and every fifth anniversary thereafter at an ascribed issue price equal to the Base Redemption Value.

4

With the exception of Series A Preference Shares, after the redemption and conversion option dates, holders may elect to receive quarterly floating rate cumulative dividends per share at a rate equal to: $25 x (number of days in quarter/365) x (90 day Government of Canada treasury bill rate + 2.4% (Series C), 2.4% (Series E), 2.5% (Series G), 2.1% (Series I), 2.7% (Series O), 2.5% (Series Q), 2.5% (Series S), 2.4% (Series 4), 2.6% (Series 8), 2.7% (Series 10), 2.6% (Series 12), 2.7% (Series 14), 2.7% (Series 16), 4.1% (Series 18); or US$25 x (number of days in quarter/365) x (three-month United States Government treasury bill rate + 3.1% (Series K), 3.2% (Series M), 3.1% (Series 2) or 2.8% (Series 6)).

EARNINGS PER COMMON SHARE

Earnings per common share is calculated by dividing earnings attributable to common shareholders by the weighted average number of common shares outstanding. The weighted average number of common shares outstanding has been reduced by the Company’s pro-rata weighted average interest in its own common shares of 13 million (2015 - 12 million; 2014 - 12 million) resulting from the Company’s reciprocal investment in Noverco.

The treasury stock method is used to determine the dilutive impact of stock options. This method assumes any proceeds from the exercise of stock options would be used to purchase common shares at the average market price during the period.

December 31,	2016	2015	2014
(number of common shares in millions)
Weighted average shares outstanding	911	847	829
Effect of dilutive options	7	-	11

Diluted weighted average shares outstanding	918	847	840

For the year ended December 31, 2016, 10,803,672 anti-dilutive stock options (2015 - 36,005,043; 2014 - 6,058,580) with a weighted average exercise price of $52.92 (2015 - $40.26; 2014 - $48.78) were excluded from the diluted earnings per common share calculation.

DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

Under the DRIP, registered shareholders may reinvest dividends in common shares of the Company and make additional optional cash payments to purchase common shares, free of brokerage or other charges. Participants in the Company’s DRIP receive a 2% discount on the purchase of common shares with reinvested dividends.

SHAREHOLDER RIGHTS PLAN

The Shareholder Rights Plan is designed to encourage the fair treatment of shareholders in connection with any takeover offer for the Company. Rights issued under the plan become exercisable when a person and any related parties acquires or announces its intention to acquire 20% or more of the Company’s outstanding common shares without complying with certain provisions set out in the plan or without approval of the Company’s Board of Directors. Should such an acquisition occur, each rights holder, other than the acquiring person and related parties, will have the right to purchase common shares of the Company at a 50% discount to the market price at that time.